Expenses - Finance costs and income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCE COSTS
Interest on senior unsecured notes	$ 36.3	$ 47.5
Accretion	3.9	4.3
Loss on repayment of long-term debt	0.0	23.3
Other finance costs	6.5	7.8
Total finance costs	46.7	82.9
Less: amounts included in cost of qualifying assets	(11.9)	(3.7)
Total finance costs	34.8	79.2
FINANCE INCOME
Interest income	$ 0.3	$ 1.1